TAXES ON INCOME (Summary of Taxes On Income Summary) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Current taxes	$ 4,707	$ 5,542	$ 2,648
Deferred taxes	(699)	(1,584)	(1,358)
Taxes on income	4,008	3,958	1,290
Domestic	1,979	3,531	301
Foreign	2,029	427	989
Taxes on income	$ 4,008	$ 3,958	$ 1,290